Fair Value Measurements, Valuation Techniques - Nonrecurring Basis (Details) $ in Millions	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Equity securities	$ 60,644	$ 57,336
Nonrecurring [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Equity securities	4,021	4,440
Nonrecurring [Member] | Fair value, inputs, level 3 [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Equity securities	2,570	2,354
Nonrecurring [Member] | Fair value, inputs, level 3 [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Equity securities		$ 42
Nonrecurring [Member] | Fair value, inputs, level 3 [Member] | Measurement input, discount rate [Member] | Valuation technique, discounted cash flow [Member] | Minimum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Equity securities, measurement input		0.050
Nonrecurring [Member] | Fair value, inputs, level 3 [Member] | Measurement input, discount rate [Member] | Valuation technique, discounted cash flow [Member] | Maximum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Equity securities, measurement input		0.050
Nonrecurring [Member] | Fair value, inputs, level 3 [Member] | Measurement input, discount rate [Member] | Valuation technique, discounted cash flow [Member] | Weighted average [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Equity securities, measurement input		0.050
Nonrecurring [Member] | Fair value, inputs, level 3 [Member] | Measurement input, multiples [Member] | Valuation, market comparable pricing [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Equity securities	$ 1,261	$ 1,721
Nonrecurring [Member] | Fair value, inputs, level 3 [Member] | Measurement input, multiples [Member] | Valuation, market comparable pricing [Member] | Minimum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Equity securities, measurement input	0.9	0.7
Nonrecurring [Member] | Fair value, inputs, level 3 [Member] | Measurement input, multiples [Member] | Valuation, market comparable pricing [Member] | Maximum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Equity securities, measurement input	8.9	27.1
Nonrecurring [Member] | Fair value, inputs, level 3 [Member] | Measurement input, multiples [Member] | Valuation, market comparable pricing [Member] | Weighted average [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Equity securities, measurement input	2.9	8.4
Nonrecurring [Member] | Fair value, inputs, level 3 [Member] | Measurement input, market comparability adjustment [Member] | Valuation, market comparable pricing [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Equity securities	$ 1,309	$ 591
Nonrecurring [Member] | Fair value, inputs, level 3 [Member] | Measurement input, market comparability adjustment [Member] | Valuation, market comparable pricing [Member] | Minimum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Equity securities, measurement input	(1.000)	(1.000)
Nonrecurring [Member] | Fair value, inputs, level 3 [Member] | Measurement input, market comparability adjustment [Member] | Valuation, market comparable pricing [Member] | Maximum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Equity securities, measurement input	0.023	(0.115)
Nonrecurring [Member] | Fair value, inputs, level 3 [Member] | Measurement input, market comparability adjustment [Member] | Valuation, market comparable pricing [Member] | Weighted average [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Equity securities, measurement input	(0.361)	(0.429)